Stock Option Plans - Schedule of below is a summary of stock option activity (Detail) - $ / shares	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Share Based Compensation Stock Options Activity [Line Items]
Beginning balance	222,000
Number of options granted			89,000		78,000
Ending balance	6,000	6,000	222,000
Number of options, Exercisable	4,000	4,000	116,000
Weighted Average Exercise Price, Exercised	$ 1,074.4		$ 30.7
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Schedule Of Share Based Compensation Stock Options Activity [Line Items]
Beginning balance		15,545,363		14,284,013		13,194,013
Number of options, Expired		(1,217,186)		(450,000)		(350,000)
Number of options, Forfeited and canceled		(1,217,186)		(450,000)		(350,000)
Number of options, Exercised		(510,000)
Number of options granted		4,638,471		1,711,350		1,440,000
Ending balance	18,456,648	18,456,648		15,545,363		14,284,013	13,194,013
Number of options, Exercisable	12,879,981	12,879,981		13,270,374
Beginning balance		$ 0.53		$ 0.51		$ 0.51
Weighted Average Exercise Price, Expired				0.5		0.5
Weighted Average Exercise Price, Forfeited and canceled		0.61
Weighted Average Exercise Price, Exercised		0.45
Weighted Average Exercise Price, Granted		0.72		0.66		0.66
Ending balance	$ 0.58	0.58		0.53		$ 0.51	$ 0.51
Weighted Average Exercise Price, Exercisable	$ 0.53	$ 0.53		$ 0.52
Weighted Average Contractual Life, Outstanding		4 years 11 months 23 days		4 years 5 months 4 days		4 years 8 months 15 days	4 years 3 months 3 days
Weighted Average Contractual Life, Exercisable		3 years 2 months 15 days		3 years 7 months 13 days